OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

                                                                                                                          March 3, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Rising Dividends Fund, Inc.

  File Nos. 002-65223; 811-02944

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2009.

Sincerely,

/s/ Carl Algermissen

Carl Algermissen
Vice President and Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

     KPMG LLP
     Gloria LaFond
     Nancy S. Vann